Equity Compensation Plan	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Equity Compensation Plan
14.	Equity Compensation Plan
In 2023 the Company adopted an Equity Compensation Plan (“the Plan”) administered by its Board of Directors which can make awards totaling in aggregate up to 10% of the number of common shares outstanding at the time any award is granted. Officers, directors and employees (including any prospective officer or employee) of the Company and its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates will be eligible to receive awards under the Plan. Awards may be made under the expected equity compensation plan in the form of incentive stock options, non-qualified stock
options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares. As of December 31, 2023, a total of 7,947 restricted shares had been granted under the Plan since the first grant in the fourth quarter of 2023 (2022: nil).

Restricted shares:
On November 6, 2023, the Company granted 7,947 of
non-vested
restricted shares under the Company’s equity compensation plan to the Company’s CFO and to the non-executive
Chairman of the Board of Directors of the Company. The fair value of each share granted was $43 which is equal to the closing price of the Company’s common stock on the grant date. 50% of these shares vest on November 6, 2024 and the remaining 50% vest on November 6, 2025.
All unvested restricted shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. Until the forfeiture of any restricted shares, the grantee has the right to vote such restricted shares, to receive and retain all regular cash dividends paid on such restricted shares and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the restricted shares.
The Company pays dividends on all restricted shares regardless of whether they have vested and there is no obligation of the employee to return the dividend when employment ceases. The Company did not pay any dividends during the period from July 25, 2022 to December 31, 2022 and during the year ended December 31, 2023.
The stock-based compensation expense for
the non-vested shares
for the year ended December 31, 2023 amounted to $37,638 (2022: nil), and is included in the consolidated statement of comprehensive income under the caption “General and administrative expenses”. A summary of the status of the Company’s non-vested restricted
shares as of December 31, 2023, is presented
below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	—	—
Granted	7,947	43
Non-vested, December 31, 2023	7,947	43
No shares vested during any of the periods presented. The remaining unrecognized compensation cost relating to the shares granted amounting to $300,138 as of December 31, 2023, is expected to be recognized over the remaining period of 1.9 years, according to the contractual terms of those non-vested share awards.